Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 99.22%
Australia: 3.51%
Ansell Limited (Health care, Health care equipment & supplies)	277,192	$ 5,269,956
Bravura Solutions Limited (Information technology, Software)	583,102	894,493
Cettire Limited (Consumer discretionary, Internet & direct marketing retail) †«	783,827	1,631,416
Inghams Group Limited (Consumer staples, Food products)	572,943	1,333,852
		9,129,717
Belgium: 1.22%
Barco NV (Information technology, Electronic equipment, instruments & components)	153,793	3,176,049
Canada: 3.55%
Novanta Incorporated (Information technology, Electronic equipment, instruments & components) †	50,902	7,029,566
Primo Water Corporation (Consumer staples, Beverages)	131,535	2,194,751
		9,224,317
Denmark: 0.47%
SimCorp AS (Information technology, Software)	12,949	1,207,367
France: 2.91%
Alten SA (Information technology, IT services)	36,782	5,999,371
M6 Métropole Télévision SA (Communication services, Media)	80,335	1,567,286
		7,566,657
Germany: 4.53%
Cancom SE (Information technology, IT services)	28,751	1,745,101
Gerresheimer AG (Health care, Life sciences tools & services)	46,022	4,130,040
Krones AG (Industrials, Machinery)	19,600	1,946,469
TAG Immobilien AG (Real estate, Real estate management & development)	149,631	3,951,504
		11,773,114
Ireland: 0.72%
Irish Residential Properties REIT plc (Real estate, Equity REITs)	989,738	1,861,357
Israel: 1.07%
Ironsource Limited Class A (Information technology, IT services) †«	403,300	2,786,803
Italy: 2.53%
De'Longhi SpA (Consumer discretionary, Household durables)	34,463	1,187,648
GVS SpA (Industrials, Machinery)	276,742	3,098,763
Interpump Group SpA (Industrials, Machinery)	36,811	2,273,211
		6,559,622
Japan: 7.39%
Aeon Delight Company Limited (Industrials, Commercial services & supplies)	92,600	2,506,242
Daiseki Company Limited (Industrials, Commercial services & supplies)	42,520	1,703,374
DTS Corporation (Information technology, IT services)	150,200	3,205,134
Fuji Seal International Incorporated (Materials, Containers & packaging)	111,900	2,104,284
Horiba Limited (Information technology, Electronic equipment, instruments & components)	19,800	1,065,758
Meitec Corporation (Industrials, Professional services)	50,400	2,952,664
Nihon Parkerizing Company Limited (Materials, Chemicals)	245,700	2,227,212
See accompanying notes to portfolio of investments

Allspring Global Small Cap Fund  |  1

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Orix JREIT Incorporated (Real estate, Equity REITs)	1,683	$ 2,415,197
Taikisha Limited (Industrials, Construction & engineering)	40,400	1,010,279
		19,190,144
Luxembourg: 0.42%
Majorel Group Luxembourg SA (Information technology, IT services) †	26,834	753,667
Stabilus SA (Industrials, Machinery)	5,046	339,805
		1,093,472
Netherlands: 0.72%
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail) †«	69,267	1,186,544
TKH Group NV (Industrials, Electrical equipment)	11,633	671,271
		1,857,815
Norway: 1.00%
Atea ASA (Information technology, IT services)	78,222	1,324,743
Elopak ASA (Materials, Containers & packaging) †	496,723	1,261,003
		2,585,746
Spain: 1.97%
Vidrala SA (Materials, Containers & packaging)	15,362	1,303,013
Viscofan SA (Consumer staples, Food products)	62,812	3,807,044
		5,110,057
Sweden: 1.11%
Hexpol AB (Materials, Chemicals)	102,757	1,226,068
Loomis AB (Industrials, Commercial services & supplies)	64,641	1,659,810
		2,885,878
Switzerland: 1.08%
Bossard Holding AG (Industrials, Trading companies & distributors)	4,354	1,365,083
Bucher Industries AG (Industrials, Machinery)	3,149	1,449,910
		2,814,993
United Kingdom: 8.62%
Britvic plc (Consumer staples, Beverages)	325,233	3,991,502
Domino's Pizza Group plc (Consumer discretionary, Hotels, restaurants & leisure)	434,882	2,279,894
Elementis plc (Materials, Chemicals) †	989,172	1,894,400
Lancashire Holdings Limited (Financials, Insurance)	196,082	1,451,755
Micro Focus International plc (Information technology, Software)	142,655	877,632
Morgan Advanced Materials plc (Industrials, Machinery)	190,409	819,459
S4 Capital plc (Communication services, Media) †	613,741	4,291,618
Samarkand Group plc (Information technology, IT services) †	600,000	1,178,132
Spectris plc (Information technology, Electronic equipment, instruments & components)	99,796	4,554,055
THG Holding plc (Consumer discretionary, Internet & direct marketing retail) †	587,205	1,046,724
		22,385,171
See accompanying notes to portfolio of investments

2  |  Allspring Global Small Cap Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
United States: 56.40%
Aris Water Solutions Incorporated Class A (Industrials, Commercial services & supplies)	75,100	$ 868,907
ATI Physical Therapy Incorporated Class A (Health care, Health care providers & services)	171,300	541,308
Balchem Corporation (Materials, Chemicals)	22,431	3,296,011
Blackbaud Incorporated (Information technology, Software) †	41,000	2,793,740
Brooks Automation Incorporated (Information technology, Semiconductors & semiconductor equipment)	34,600	2,918,164
CBIZ Incorporated (Industrials, Professional services) †	157,939	6,101,184
Central Garden & Pet Company Class A (Consumer staples, Household products) †	67,646	2,931,101
Colfax Corporation (Industrials, Machinery) †	37,200	1,529,664
Cornerstone Building Brands Incorporated (Industrials, Building products) †	48,200	710,950
CSW Industrials Incorporated (Industrials, Building products)	55,763	6,189,693
CyberArk Software Limited (Information technology, Software) †	23,300	3,195,595
Denny’s Corporation (Consumer discretionary, Hotels, restaurants & leisure) †	429,554	6,658,087
E2open Parent Holding Incorporated (Information technology, Software) †	372,990	3,468,807
EnPro Industries Incorporated (Industrials, Machinery)	46,800	4,914,936
FARO Technologies Incorporated (Information technology, Electronic equipment, instruments & components) †	67,040	3,640,942
FormFactor Incorporated (Information technology, Semiconductors & semiconductor equipment) †	40,900	1,748,066
Gibraltar Industries Incorporated (Industrials, Building products) †	97,237	5,328,588
Global Blue Group Holding AG (Information technology, IT services)	225,000	1,340,775
Globus Medical Incorporated Class A (Health care, Health care equipment & supplies) †	43,400	2,896,082
Helen of Troy Limited (Consumer discretionary, Household durables) †	42,700	8,938,391
Holley Incorporated (Consumer discretionary, Auto components) †«	426,382	5,048,363
ICU Medical Incorporated (Health care, Health care equipment & supplies) †	17,340	3,699,662
Innospec Incorporated (Materials, Chemicals)	117,516	10,924,287
J2 Global Incorporated (Communication services, Interactive media & services)	9,800	1,029,588
Leslie's Incorporated (Consumer discretionary, Specialty retail) †	135,700	2,826,631
ManTech International Corporation Class A (Industrials, Professional services)	36,900	2,665,656
Mayville Engineering Company Incorporated (Industrials, Machinery) †	525,000	6,021,750
Natus Medical Incorporated (Health care, Health care equipment & supplies) †	183,000	4,216,320
Neogen Corporation (Health care, Health care equipment & supplies) †	121,683	4,437,779
Owens & Minor Incorporated (Health care, Health care providers & services)	62,163	2,616,441
Progress Software Corporation (Information technology, Software)	114,800	5,224,548
Quanex Building Products Corporation (Industrials, Building products)	67,771	1,476,730
Sovos Brands Incorporated (Consumer staples, Food products) †	82,462	1,209,718
Spectrum Brands Holdings Incorporated (Consumer staples, Household products)	59,700	5,335,986
SPX Corporation (Industrials, Machinery) †	24,100	1,257,538
Standex International Corporation (Industrials, Machinery)	19,451	1,932,457
Stepan Company (Materials, Chemicals)	30,600	3,370,896
The Wendy's Company (Consumer discretionary, Hotels, restaurants & leisure)	221,600	5,103,448
Tupperware Brands Corporation (Consumer discretionary, Household durables) †	180,214	2,778,900
See accompanying notes to portfolio of investments

Allspring Global Small Cap Fund  |  3

Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
United States: (continued)
Varex Imaging Corporation (Health care, Health care equipment & supplies) †	144,289	$ 3,765,943
Vivid Seats Incorporated Class A (Consumer discretionary, Internet & direct marketing retail) «	174,242	1,550,754
		146,504,386
Total Common stocks (Cost $216,678,933)		257,712,665
Other instruments: 0.00%
B. Riley Principal 150 Merger Corporation Class A (Committed on 10-24-2021, commitment amount $1,500,000, cost $0) ♦‡†>=	150,000	0
Total Other instruments (Cost $0)		0

		Yield
Short-term investments: 3.94%
Investment companies: 3.94%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	1,851,903	1,851,903
Securities Lending Cash Investments LLC ♠∩∞		0.07	8,385,050	8,385,050
Total Short-term investments (Cost $10,236,953)				10,236,953
Total investments in securities (Cost $226,915,886)	103.16%			267,949,618
Other assets and liabilities, net	(3.16)			(8,198,091)
Total net assets	100.00%			$259,751,527

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $0), representing 0.00% of its net assets as of period end.
=	All or a portion of the position represents an unfunded purchase commitment. The Fund held securities with an aggregate unfunded commitment amount of $1,500,000, representing 0.58% of its net assets as of period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

4  |  Allspring Global Small Cap Fund

Portfolio of investments—January 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,069,189	$37,026,330	$(45,243,616)	$0	$0	$1,851,903	1,851,903	$522
Securities Lending Cash Investments LLC	10,055,941	21,536,440	(23,207,331)	0	0	8,385,050	8,385,050	1,279#
				$0	$0	$10,236,953		$1,801

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Global Small Cap Fund  |  5

Notes to portfolio of investments—January 31, 2022 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2022, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities

6  |

Notes to portfolio of investments—January 31, 2022 (unaudited)
Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

  |  7

Notes to portfolio of investments—January 31, 2022 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$9,129,717	$0	$9,129,717
Belgium	0	3,176,049	0	3,176,049
Canada	9,224,317	0	0	9,224,317
Denmark	0	1,207,367	0	1,207,367
France	0	7,566,657	0	7,566,657
Germany	0	11,773,114	0	11,773,114
Ireland	1,861,357	0	0	1,861,357
Israel	2,786,803	0	0	2,786,803
Italy	0	6,559,622	0	6,559,622
Japan	0	19,190,144	0	19,190,144
Luxembourg	753,667	339,805	0	1,093,472
Netherlands	1,186,544	671,271	0	1,857,815
Norway	0	2,585,746	0	2,585,746
Spain	5,110,057	0	0	5,110,057
Sweden	0	2,885,878	0	2,885,878
Switzerland	0	2,814,993	0	2,814,993
United Kingdom	2,713,859	19,671,312	0	22,385,171
United States	146,504,386	0	0	146,504,386
Other instruments	0	0	0	0
Short-term investments
Investment companies	10,236,953	0	0	10,236,953
Total assets	$180,377,943	$87,571,675	$0	$267,949,618
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2022, the Fund did not have any transfers into/out of Level 3.

8  |